Cover	Aug. 03, 2021
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	UAA
Security Exchange Name	NYSE
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C Common Stock
Trading Symbol	UA
Security Exchange Name	NYSE